UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  28-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     212-752-8777

Signature, Place, and Date of Signing:

     /s/ Vivian Pan     New York, NY     May 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $43,762 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      258     5400 SH       SOLE                        0        0     5400
ASA LIMITED                    COM              G3156p103     2949    55175 SH       SOLE                     1700        0    53475
AT&T INC                       COM              00206R102     1625    64500 SH       SOLE                     5200        0    59300
BAYTEX ENERGY TR               TRUST UNIT       073176109     1769   146600 SH       SOLE                     6750        0   139850
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      260        3 SH       SOLE                        0        0        3
BRISTOL MYERS SQUIBB CO        COM              110122108     2881   131425 SH       SOLE                     4300        0   127125
CANADIAN NATL RY CO            COM              136375102      223     6300 SH       SOLE                        0        0     6300
CHEVRON CORP NEW               COM              166764100     1969    29281 SH       SOLE                     1400        0    27881
COMCAST CORP NEW               CL A             20030N101      164    12000 SH       SOLE                        0        0    12000
CONOCOPHILLIPS                 COM              20825C104     1675    42779 SH       SOLE                     2000        0    40779
CRANE CO                       COM              224399105      726    43025 SH       SOLE                     4025        0    39000
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     1746    27775 SH       SOLE                     1950        0    25825
DORCHESTER MINERALS LP         COM UNIT         25820R105      579    35450 SH       SOLE                        0        0    35450
ENCANA CORP                    COM              292505104     1080    26587 SH       SOLE                      550        0    26037
EXELON CORP                    COM              30161N101     1187    26150 SH       SOLE                     1450        0    24700
EXXON MOBIL CORP               COM              30231G102     1297    19050 SH       SOLE                        0        0    19050
HEINZ H J CO                   COM              423074103     1379    41700 SH       SOLE                     2275        0    39425
HUBBELL INC                    CL B             443510201     1322    49050 SH       SOLE                     3900        0    45150
HUGOTON RTY TR TEX             UNIT BEN INT     444717102      837    87600 SH       SOLE                     5550        0    82050
LILLY ELI & CO                 COM              532457108     1055    31581 SH       SOLE                     2400        0    29181
LTC PPTYS INC                  COM              502175102     1013    57750 SH       SOLE                     4750        0    53000
MDU RES GROUP INC              COM              552690109     1569    97225 SH       SOLE                     1000        0    96225
MERCK & CO INC                 COM              589331107     1036    38725 SH       SOLE                     2400        0    36325
MICROSOFT CORP                 COM              594918104      294    16000 SH       SOLE                        0        0    16000
NATIONAL RETAIL PROPERTIES I   COM              637417106     2034   128407 SH       SOLE                     7300        0   121107
NUSTAR ENERGY LP               UNIT COM         67058H102     1839    39886 SH       SOLE                     3200        0    36686
PAYCHEX INC                    COM              704326107     1350    52600 SH       SOLE                     3825        0    48775
PFIZER INC                     COM              717081103      182    13365 SH       SOLE                        0        0    13365
PPG INDS INC                   COM              693506107     1558    42225 SH       SOLE                     2775        0    39450
PRICE T ROWE GROUP INC         COM              74144t108      312    10800 SH       SOLE                        0        0    10800
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      833    58300 SH       SOLE                     3650        0    54650
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     1511    29300 SH       SOLE                     1900        0    27400
SYSCO CORP                     COM              871829107      679    29800 SH       SOLE                     3400        0    26400
TERRA NITROGEN CO L P          COM UNIT         881005201     1162     8125 SH       SOLE                      600        0     7525
V F CORP                       COM              918204108     1148    20100 SH       SOLE                     1500        0    18600
VERIZON COMMUNICATIONS INC     COM              92343V104     1504    49802 SH       SOLE                     2625        0    47177
XCEL ENERGY INC                COM              98389B100      757    40650 SH       SOLE                     3600        0    37050